Business Combination - 2015 Acquisitions, Other Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Combination
Gain on deemed disposal of equity method investments		¥ 9,551	¥ 224,148
Acquisition consideration payable			87,766
2015 Acquisitions of Network Partners
Business Combination
Gain on deemed disposal of equity method investments			¥ 224,148
Percentage of fair value of equity interest at acquisition date	100.00%
Number of non-contingent shares not issued			13,226,525
Non-contingent shares recorded as additional paid-in capital			¥ 643,338